Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Dates
31-Jan-2024
Actual/360 Days
22
30/360 Days
21
15-Feb-2024
15-Feb-2024
Collection Period No.
1
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Dec-2023
13-Feb-2024
14-Feb-2024
15-Feb-2024
24-Jan-2024
24-Jan-2024
Summary
Beginning
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Principal
Payment
90,199,458.36
0.00
0.00
0.00
0.00
Ending
Balance
205,500,541.64
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
305.037059
0.000000
0.000000
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.694963
1.000000
1.000000
1.000000
1.000000
1,359,310,000.00
1,269,
1
10,541.64
90,199,458.36
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
34,854,167.03
1,303,964,708.67
60,992,491.51
1,364,957,200.18
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.714920%
4.800000%
4.790000%
Interest Payment
0.00
721,682.50
853,904.30
1,334,480.00
273,856.28
Interest per
$1000 Fac
e
Amount
0.000000
2.951667
3.492451
2.800000
2.794167
Interest & Principal
Payment
90,199,458.36
721,682.50
853,904.30
1,334,480.00
273,856.28
Interest & Principal Payment
per $1000 Fac
e
Amount
305.037059
2.951667
3.492451
2.800000
2.794167
$93,383,381.44
T
otal
$3,183,923.08

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
1
12,921,053.86
0.00
1
12,921,053.86
92,588,637.33
18,659,923.55
1,574,063.86
0.00
0.00
0.00
98,429.12
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
2,432,431.41
0.00
0.00
3,183,923.08
0.00
0.00
90,199,458.36
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
1
12,921,053.86
17,105,241.01
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
2,432,431.41
0.00
0.00
0.00
2,432,431.41
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,183,923.08
0.00
721,682.50
853,904.30
1,334,480.00
273,856.28
0.00
0.00
0.00
0.00
0.00
0.00
3,183,923.08
0.00
721,682.50
853,904.30
1,334,480.00
273,856.28
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,183,923.08
3,183,923.08
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
90,199,458.36
0.00
0.00
0.00
90,199,458.36
Aggregate Principal Distributabl
e
Amount
90,199,458.36
90,199,458.36
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
3,176.86
95,252.26
98,429.12
3,485,416.70
0.00
3,176.86
3,176.86
0.00
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Clas
s
A-1 Notes $292M (19.5%), Clas
s
A-2A
Notes $244M (16.3%), Clas
s
A-2B Notes $245M (16.3%), Clas
s
A-3 Notes $477M (31.8%), Clas
s
A-4 Notes $98M (6.5%), Certificates
$142M (9.5%),
T
otal $1,497M (100.0%*).
The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and
Certificates, or $74,856,883, according to Regulation RR.
*Percentages don’t add up due to rounding
.

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Pool Statistics
Pool Data
7.77%
58.29
11.17
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,459,458,843.36
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,364,957,200.18
28,805
29,733
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
50,365,018.72
42,223,618.61
0.00
1,913,005.85
Pool Factor
93.52%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
31-Jan-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
28,805
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.46%
0.44%
0.10%
-
%
100.00%
1,357,606,595.24
5,984,898.49
1,365,706.45
0.00
1,364,957,200.18
28,678
105
22
0
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.100%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
7,751.56
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
0.145%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
341,068.43
341,068.43
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
44
44
Losses
(1)
Amount
1,913,005.85
1,571,937.42
-
Number of Receivables
Number of Receivables
Amount
1,913,005.85
1,571,937.42
-
Current
Cumulative
0.023%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.145%
Prior Collection Period
NA Second Prior
Collection Period
NA Third Prior Collection Period
NA